SHORT-TERM AND LONG-TERM BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2021
SHORT-TERM AND LONG-TERM BANK LOANS
Schedule of short-term and long-term bank loans

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Short-term bank loans guaranteed by subsidiaries within the Group	485,000	40,000	6,277
Pledged short-term bank loans	1,293,287	369,995	58,060
Secured bank borrowings	355,000	120,500	18,909
	2,133,287	530,495	83,246
Long-term bank loans pledged by deposits	78,548	769,767	120,793
Total	2,211,835	1,300,262	204,039